Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]

USD m 31.12.24 31.12.23
Provisions other than provisions for expected credit losses 4,799 2,336
Provisions for expected credit losses
1
332 188
Total provisions 5,131 2,524
1 Refer to Note 10 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.

Total provisions with additional information [textblock]

Litigation,
regulatory and
similar matters 1 Restructuring 2 Real estate 3 Other 4 Total 2024
Balance at the beginning of the year 1,810 209 135 181 2,336
Provisions recognized upon merger of UBS AG and Credit Suisse AG
5
1,986 463 89 106 2,644
Increase in provisions recognized in the income statement 1,598
6
667 15 123 2,403
Release of provisions recognized in the income statement (199) (167) (3) (78) (448)
Reclassifications 82
6
0 0 0 82
Provisions used in conformity with designated purpose (1,580) 6 (472) (17) (34) (2,103)
Foreign currency translation and other movements (99) (1) 4 (19) (115)
Balance at the end of the year

3,598 699 224 278 4,799
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
383 m of provisions for onerous contracts related to real estate as of 31 December 2024 (31 December 2023:
USD 146 m); USD 262
m of

personnel-related restructuring

provisions as

of 31

December 2024

(31 December

2023: USD
64
m) and

onerous contracts

related to

technology.

3 Mainly includes

provisions for
reinstatement costs with respect to leased

properties.

4 Mainly includes provisions related to employee

benefits, VAT

and operational risks.

5 Refer to Note 2 for more information

about the merger of UBS AG
and Credit Suisse AG.

6 Mainly relating to the funding

by UBS AG of the offer

made in June 2024 by

the Credit Suisse supply chain finance

funds to redeem all of

their outstanding units. As a

result of the offer,
UBS AG increased the IAS 37 Provisions related

to litigation, regulatory and similar matters by

USD
944
m with a corresponding impact on the

income statement, as the probability of an outflow

of resources increased,
bringing the total IAS 37 provision for this matter to USD 1,421
m. The provision has been used to recognize the funding obligation, which was accounted for as a derivative liability with a fair value of USD
1,421 m.
Post the expiry of the offer, USD 92
m was reclassified from derivative liabilities back into IAS 37 provisions in relation to investors who did not accept the redemption offer.

Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Non-core

and

Legacy
Group

Items
Total
Balance at the beginning of the year 1,220 156 12 286 4 132 1,810
Provisions recognized upon merger of UBS AG and Credit Suisse AG
2
14 1 2 2 1,964 4 1,986
Increase in provisions recognized in the income statement
3
174 1 7 17 1,393 6 1,598
Release of provisions recognized in the income statement (18) 0 0 (9) (171) (2) (199)
Reclassifications
3
3 0 0 0 79 0 82
Provisions used in conformity with designated purpose
3
(55) 0 (20) (20) (1,481) (4) (1,580)
Foreign currency translation and other movements (69) (10) 0 (11) (10) 0 (99)
Balance at the end of the year 1,271 147 1 266 1,779 135 3,598
1 Provisions, if

any, for the

matters described in items

2 and 10 of

this Note are recorded

in Global Wealth

Management. Provisions,

if any, for

the matters described in

items 5, 6, 7,

8, 9 and 11

of this Note are
recorded in Non-core

and Legacy.

Provisions, if

any, for

the matters described

in item 1

of this Note

are allocated between

Global Wealth Management,

Personal & Corporate

Banking and Non-core

and Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the

Investment Bank, Noncore and Legacy and Group Items. Provisions,

if any, for the matters described in item 4 of this Note
are allocated between Global Wealth Management

and Personal & Corporate

Banking. Provisions, if any,

for the matters described in item

12 of this Note are allocated

between the Investment Bank and

Non-core
and Legacy.

2 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

3 Mainly relates to the funding by UBS AG of the offer made in June 2024 by the Credit Suisse supply chain finance funds to redeem all of their outstanding

units. As a result of the

offer, UBS AG

increased the IAS 37 Provisions related

to litigation, regulatory and similar matters

by USD
944 m with a corresponding impact
on the income statement, as the probability of an

outflow of resources increased, bringing the total IAS 37 provision for this matter to USD
1,421
m. The provision has been used to recognize

the funding obligation,
which was accounted for

as a derivative liability

with a fair value

of USD
1,421
m. Post the expiry

of the offer,

USD
92
m was reclassified from

derivative liabilities back into

IAS 37 provisions in

relation to investors
who did not accept the redemption offer.